INCOME TAXES - Deferred Tax Assets & Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets [Roll Forward]
Deferred tax asset, beginning of year	$ 432	$ 490	$ 44
Recognized in net (income) loss	324	(14)	(10)
Acquisition from business combination	50	51	369
Recognized in equity	(45)	(99)	86
Foreign exchange and other	(1)	4	1
Deferred tax asset, end of year	760	432	490
Deferred Tax Liablities [Roll Forward]
Deferred tax liability, beginning of year	0	0	0
Recognized in net income (loss)	174	0	0
Acquisition from business combination	254	0	0
Recognized in equity	47	0	0
Deferred tax liability, end of year	$ 475	$ 0	$ 0